Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

Received SEC

DEC 10 2013

Washington, DC 20549

NYSE EURONEXT

[redacted]

13003688

December 10, 2013

001- 10257

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Barclays Bank PLC, Floating Rate Senior Notes due December 9, 2016, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 9, 2013. Tentative listing date – December 11, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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www.nyx.com